Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Income and Expenses [Abstract]
Schedule of Other Operating Income	Other operating income is comprised of the following components:
	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Pension plan interest	539	963	640
Compensation from insurance companies due to damages (1)	45	141	45
Rental income	457	488	286
Income from recovery tax and expenses	661	548	218
Income from business alliance	1,218	1,180	440
Other	887	2,219	33
Total	3,807	5,539	1,662
(1)	Mainly related to recoveries from fraud claims.

Schedule of Other Operating Expenses	Other operating expenses are detailed as follows:
	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Credit card expenses	1.043	779	272
Customer services	1,791	2,583	2,305
Operating risk charge-offs and provision	10,769	11,089	11,287
Recovery of operating expenses	(2,692)	(362)	(2,389)
Life insurance and general product insurance policies (1)	9,325	47,214	45,949
Commercial representation expenses	2,053	2,373	8,720
Expenses associated leasing operations (2)	5,329	3,842	3,772
Expenses associated factoring operations	769	784	414
Commercial alliance expenses	696	682	878
Lawsuits provision	(1,081)	1,210	493
Donations	-	-	119
Retail association payment	162	243	274
Bond issuance expenses	1,157	1,202	217
Other	2,317	34,667	29,119
Total	31,638	106,306	101,430
(1)	New Fraud Law became effective on 2020, under which the Bank assumes responsibility against card fraud and electronic transactions.
(2)	Includes leasing land taxes, which were modified in 2020 (Tax Modernization Law).